CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable
Schedule of Convertible notes payable

	Conversion price per share	Interest rate	Due date	March 31, 2023	December 31, 2022
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	$45,000	$45,000
Total convertible notes payable				$45,000	$45,000

	Conversion price per share	Interest rate	Due date	December 31, 2022	December 31, 2021
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	$45,000	$-
Total convertible notes payable				$45,000	$-